WARRANTS (Tables)	12 Months Ended
Dec. 31, 2025
WARRANTS
Schedule of warrant activity
Description	Number	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding 1-Jan-23	8,591,076	$3.86	3.67
Exercised	-	-	-
Granted	575,000	2.00	5.05
Expired	-	-	-
Cancelled	-	-	-
Outstanding 31-Dec-23	9,166,076	$3.74	2.82
Exercised	-	-	-
Granted	-	-	-
Expired	-	-	-
Cancelled	-	-	-
Outstanding 31-Dec-24	9,166,076	$3.74	1.82
Exercised	-	-	-
Granted	-	-	-
Expired	(2,575,000)	-	-
Cancelled	-	-	-
Outstanding 31-Dec-25	6,591,076	$2.15	1.10